COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

We insure the legal liability risks for our shipping activities with Assuranceforeningen SKULD and Assuranceforeningen Gard Gjensidig, both mutual protection and indemnity associations. We are subject to calls payable to the associations based on our claims record in addition to the claims records of all other members of the associations. A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which result in additional calls on the members.

To the best of our knowledge, there are no legal or arbitration proceedings existing or pending which have had or may have significant effects on our financial position or profitability and no such proceedings are pending or known to be contemplated.

We have one vessel held under capital lease, the Golden Eclipse, which was agreed sold in 2008 and leased back for a period of 10 years upon delivery of the vessel to us in 2010. We have the right to purchase the vessel at the dates and amounts as disclosed in Note 11.

We sold eight vessels to Ship Finance in the third quarter of 2015 and leased them back on charters for an initial period of ten years. We have a purchase option of $112 million en-bloc after ten years and, if such option is not exercised, Ship Finance will have the option to extend the charters by three years at $14,900 per day.

In April 2018, we entered into an agreement to sell the Golden Eminence, a Panamax vessel, to an unrelated third party for $14.7 million. The vessel was delivered to its new owners in August 2018. See "Note 20 Subsequent events".

Charterhire and office rent expense
The future minimum rental payments under our non-cancelable operating leases as of June 30, 2018 are as follows:

(in thousands of $)
2018 (six months to December 31)	17,828
2019	35,376
2020	35,481
2021	35,066
2022	32,043
Thereafter	137,162
292,956